Shareholders’ equity (deficiency)	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Shareholders’ equity (deficiency)

Note 7. Shareholders’ equity (deficiency)

a.	Share Split

On August 30, 2021, the Company’s board of directors approved a 1:1.0422 reverse share split. As a result, all Ordinary Shares, Preferred Shares, options for Ordinary Shares, RSUs, exercise prices and net income (loss) per share amounts were adjusted retroactively for all periods presented in these condensed consolidated financial statements as if the share split and change in par value had been in effect as of the date of these condensed consolidated interim financial statements.

b.	Ordinary Shares

As of June 30, 2022 and 2021, the Company was authorized to issue 3,454,112,863 shares of par value NIS 0.00001 per Ordinary Share. The voting, dividend and liquidation rights of the holders of the Company’s Ordinary Shares are subject to and qualified by the rights, powers and preferences of the holders of the preferred shares as set forth below.

Ordinary Shares confer upon its holders the following rights:

i.	The right to participate and vote in the Company’s general meetings. Each share will entitle its holder, when attending and participating in the voting to one vote;

ii.	Dividends or distributions shall be paid or be made to the holders of Ordinary Shares, shall be in an amount equal the product of the dividend or distribution payable or made on each Ordinary Share determined as if all preferred shares had been converted into Ordinary Shares and the number of Ordinary Shares issuable upon conversion of such preferred share, in each case calculated on the record date for determination of holders entitled to receive such dividend or distribution; and

iii.	The right to a share in the distribution of the Company’s excess assets upon liquidation pro rata to the par value of the share held by them.

c.	Option Plan and RSUs:

A summary of the status of options under the Plan as of June 30, 2022 and changes during the relevant period ended on that date is presented below:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
	(Unaudited)
Outstanding at 31 December, 2021	25,487,897	$2.84	7.03	$132,362
Granted	1,098,646	6.50
Exercised	(1,834,230)	2.68
Forfeited	(1,031,951)	3.24
Outstanding at June 30, 2022	23,720,362	$3.00	6.89	$51,441
Exercisable at June 30, 2022	16,790,095	$2.70	6.46	$40,309

The weighted average fair values at grant date of options granted for the six months ended June 30, 2022 and 2021 were $3.25 and $2.29 per share, respectively.

A summary of the status of RSUs under the Plan as of June 30, 2022 and changes during the relevant period ended on that date is presented below:

June 30, 2022
(Unaudited)
Unvested at beginning of year	2,043,524
Granted	4,318,125
Vested	(134,243)
Forfeited	(432,267)
Unvested at end of the period	5,795,139

The weighted average fair value at grant date of RSUs granted for the six months ended June 30, 2022 was $6.34.

The total equity-based compensation expense related to all of the Company's equity-based awards recognized for the six months ended June 30, 2022 and 2021, was comprised as follows:

	Six Months Ended June 30,
	2022	2021
	(Unaudited)
Cost of revenues	$587	$149
Research and development	1,251	1,208
Sales and marketing	2,529	591
General and administrative	2,096	1,454
	$6,463	$3,402

As of June 30, 2022, there were unrecognized compensation costs of $41,070, which are expected to be recognized over a weighted average period of approximately 3.3 years.

In August 2021, the Company adopted the 2021 Employee Share Purchase Plan (“ESPP”). A total of 1,871,687 ordinary shares are available for sale under the ESPP. The number of ordinary shares available for sale under the ESPP also includes an annual increase on the first day of each calendar year beginning with 2021, equal to the least of (i) 1,871,687 ordinary shares, (ii) one percent (1%) of the total number of ordinary shares outstanding as of the last day of the immediately preceding calendar year, or (iii) such other amount as may be determined by the Company.

Generally, all of the Company’s employees are eligible to participate if they are employed by the Company 6 month prior to the relevant enrollment period start. However, an employee may not be granted rights to purchase the Company’s ordinary shares under the ESPP if such employee (i) immediately after the grant would own capital shares or hold outstanding share options to purchase such shares possessing 5% or more of the total combined voting power or value of all classes of capital shares of the Company; or (ii) holds rights to purchase ordinary shares under all employee share purchase plans of the Company that accrue at a rate that exceeds $25,000 worth of the Company’s ordinary shares for each calendar year in which such rights are outstanding at any time.

The Company’s ESPP permits participants to purchase the Company’s ordinary shares through contributions in the form of payroll deductions, of up to 10% of their eligible compensation (as defined in the ESPP). Amounts contributed and accumulated by the participant will be used to purchase the Company’s ordinary shares at the end of each offering period. A participant may purchase a maximum of 5,000 of the Company’s ordinary shares during any calendar year. The purchase price of the shares will be 85% of the lower between of the fair market value of the Company’s ordinary shares on the first or last trading day of the offering period. Participants may end their participation at any time during an offering period, until 20 days prior to the end of the offering period, and will be paid their accrued contributions that have not yet been used to purchase shares of the Company’s ordinary shares. Participation ends automatically upon termination of employment with the Company.

As of June 30, 2022, no shares have been granted under the ESPP.